                            CLASS A AND B SHARES OF:

                             AIM EUROPE GROWTH FUND

  Supplement dated December 14, 1998 to the Prospectus dated September 8, 1998


Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Growth Series' AIM Europe Growth Fund (the "Fund") will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. A I M Advisors, Inc. ("AIM Advisors") will continue to serve as the manager and administrator for the Fund. The transfer will not change the fees AIM Advisors' pays for sub-advisory services and will not change the nature of the sub-advisory services provided to the Fund or the personnel providing such services.

Effective January 1, 1999 the following information replaces in its entirety, the table under "MANAGEMENT - INVESTMENT MANAGEMENT AND ADMINISTRATION" on page 11.

                       Responsibilities for             Business Experience
Name/Office                  the Fund                      Past 5 Years
-----------                  --------                      ------------
Steven Chamberlain      Portfolio Manager            Senior Portfolio Manager for
  London                  since 1999                 INVESCO Asset Management Ltd.
                                                     since 1989.

                           ADVISOR CLASS SHARES OF:

                             AIM EUROPE GROWTH FUND

  Supplement dated December 14, 1998 to the Prospectus dated September 8, 1998


Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Growth Series' AIM Europe Growth Fund (the "Fund") will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. A I M Advisors, Inc. ("AIM Advisors") will continue to serve as the manager and administrator for the Fund. The transfer will not change the fees AIM Advisors' pays for sub-advisory services and will not change the nature of the sub-advisory services provided to the Fund or the personnel providing such services.

Effective January 1, 1999 the following information replaces in its entirety, the table under "MANAGEMENT - INVESTMENT MANAGEMENT AND ADMINISTRATION" on page 11.

                       Responsibilities for             Business Experience
Name/Office                  the Fund                      Past 5 Years
-----------                  --------                      ------------
Steven Chamberlain      Portfolio Manager            Senior Portfolio Manager for
  London                  since 1999                 INVESCO Asset Management Ltd.
                                                     since 1989.

                            CLASS A AND B SHARES OF:

                         AIM INTERNATIONAL GROWTH FUND

                       Supplement dated December 14, 1998
                   to the Prospectus dated September 8, 1998,
                       as supplemented September 28, 1998

This supplement supersedes and replaces in its entirety the supplement dated September 28, 1998.

Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Growth Series' AIM International Growth Fund ("International Growth Fund") will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. A I M
Advisors, Inc. ("AIM Advisors") will continue to serve as the manager and administrator of the Fund. The transfer will not change the fees AIM Advisors' pays for sub-advisory services and will not change the nature of the sub-advisory services provided to International Growth Fund or the personnel providing such services.

The Board of Trustees of AIM Growth Series unanimously approved, on September 23, 1998, an Agreement and Plan of Reorganization ("Plan") pursuant to which International Growth Fund, a series of AIM Growth Series, would transfer substantially all of its assets to AIM International Equity Fund ("International Equity Fund"), a series of AIM International Funds, Inc. As a result of the transaction, shareholders of International Growth Fund would receive shares of International Equity Fund in exchange for their shares of International Growth Fund, and International Growth Fund would cease operations. Like International Growth Fund, International Equity Fund seeks long-term growth of capital. International Equity Fund seeks to achieve its objective by investing in a diversified portfolio of international equity securities, the issuers of which are considered by the Fund's investment adviser to have strong earnings momentum.

The Plan requires the approval of International Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in February 1999. If the Plan is approved by shareholders of International Growth Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective before the end of February 1999.

                           ADVISOR CLASS SHARES OF:

                         AIM INTERNATIONAL GROWTH FUND

                       Supplement dated December 14, 1998
                   to the Prospectus dated September 8, 1998,
                       as supplemented September 28, 1998

This supplement supersedes and replaces in its entirety the supplement dated September 28, 1998.

Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Growth Series' AIM International Growth Fund ("International Growth Fund") will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. A I M
Advisors, Inc. ("AIM Advisors") will continue to serve as the manager and administrator of the Fund. The transfer will not change the fees AIM Advisors' pays for sub-advisory services and will not change the nature of the sub-advisory services provided to International Growth Fund or the personnel providing such services.

The Board of Trustees of AIM Growth Series unanimously approved, on September 23, 1998, an Agreement and Plan of Reorganization ("Plan") pursuant to which International Growth Fund, a series of AIM Growth Series, would transfer substantially all of its assets to AIM International Equity Fund ("International Equity Fund"), a series of AIM International Funds, Inc. As a result of the transaction, shareholders of International Growth Fund would receive shares of International Equity Fund in exchange for their shares of International Growth Fund, and International Growth Fund would cease operations. Like International Growth Fund, International Equity Fund seeks long-term growth of capital. International Equity Fund seeks to achieve its objective by investing in a diversified portfolio of international equity securities, the issuers of which are considered by the Fund's investment adviser to have strong earnings momentum.

The Plan requires the approval of International Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in February 1999. If the Plan is approved by shareholders of International Growth Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective before the end of February 1999.

                            CLASS A AND B SHARES OF:

                           AIM WORLDWIDE GROWTH FUND

                       Supplement dated December 14, 1998
                   to the Prospectus dated September 8, 1998,
                       as supplemented September 28, 1998

This supplement supersedes and replaces in its entirety the supplement dated September 28, 1998.

Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Growth Series' AIM Worldwide Growth Fund ("Worldwide Growth Fund") will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. A I M Advisors, Inc. ("AIM Advisors") will continue to serve as the manager and administrator of the Fund. The transfer will not change the fees AIM Advisors' pays for sub-advisory services and will not change the nature of the sub-advisory services provided to Worldwide Growth Fund or the personnel providing such services.

The Board of Trustees of AIM Growth Series unanimously approved, on September 23, 1998, an Agreement and Plan of Reorganization ("Plan") pursuant to which Worldwide Growth Fund, a series of AIM Growth Series, would transfer substantially all of its assets to AIM Global Growth Fund ("Global Growth Fund"), a series of AIM International Funds, Inc. As a result of the transaction, shareholders of Worldwide Growth Fund would receive shares of Global Growth Fund in exchange for their shares of Worldwide Growth
Fund, and Worldwide Growth Fund would cease operations. Like Worldwide Growth Fund, Global Growth Fund seeks long-term growth of capital. Global Growth Fund seeks to achieve its objective by investing in a diversified portfolio of global (i.e., U.S. and foreign) equity securities, the issuers of which are considered by the Fund's investment adviser to have strong earnings momentum.

The Plan requires the approval of Worldwide Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in February 1999. If the Plan is approved by shareholders of Worldwide Growth Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective before the end of February 1999.

                           ADVISOR CLASS SHARES OF:

                           AIM WORLDWIDE GROWTH FUND

                       Supplement dated December 14, 1998
                   to the Prospectus dated September 8, 1998,
                       as supplemented September 28, 1998

This supplement supersedes and replaces in its entirety the supplement dated September 28, 1998.

Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Growth Series' AIM Worldwide Growth Fund ("Worldwide Growth Fund") will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. A I M Advisors, Inc. ("AIM Advisors") will continue to serve as the manager and administrator of the Fund. The transfer will not change the fees AIM Advisors' pays for sub-advisory services and will not change the nature of the sub-advisory services provided to Worldwide Growth Fund or the personnel providing such services.

The Board of Trustees of AIM Growth Series unanimously approved, on September 23, 1998, an Agreement and Plan of Reorganization ("Plan") pursuant to which Worldwide Growth Fund, a series of AIM Growth Series, would transfer substantially all of its assets to AIM Global Growth Fund ("Global Growth Fund"), a series of AIM International Funds, Inc. As a result of the transaction, shareholders of Worldwide Growth Fund would receive shares of Global Growth Fund in exchange for their shares of Worldwide Growth
Fund, and Worldwide Growth Fund would cease operations. Like Worldwide Growth Fund, Global Growth Fund seeks long-term growth of capital. Global Growth Fund seeks to achieve its objective by investing in a diversified portfolio of global (i.e., U.S. and foreign) equity securities, the issuers of which are considered by the Fund's investment adviser to have strong earnings momentum.

The Plan requires the approval of Worldwide Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in February 1999. If the Plan is approved by shareholders of Worldwide Growth Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective before the end of February 1999.